Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
9.
Leases

As of December 31, 2025, the Company has office leases in Brazil, United States, Colombia, Argentina and Spain.

The balance sheet shows the following amounts related to leases:

	December 31, 2025	December 31, 2024
Right-of-use assets
Office buildings	2,751	3,220
Total	2,751	3,220

	December 31, 2025	December 31, 2024
Lease liabilities
Current	1,635	1,617
Non-current	1,249	1,695
Total	2,884	3,312

For the years ended December 31, 2025, 2024 and 2023, the Company recorded operating lease costs and expenses as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscription cost	(102)	(190)	(238)
Services cost	(122)	(88)	(89)
General and administrative	(425)	(441)	(484)
Sales and marketing	(598)	(490)	(434)
Research and development	(822)	(698)	(741)
	(2,069)	(1,907)	(1,986)

As of December 31, 2025, the weighted average remaining lease term is 1.28 years (December 31, 2024 – 1.36) and the weighted average discount rate is 10.37% (December 31, 2024 – 9.72%).

The Company has not entered any sublease transactions for the years presented. The lease contracts do not include any significant variable lease payments or residual value guarantees. There are no restrictions or covenants imposed by the leases. The Company's lease agreements contain renewal options, which are not recognized as part of its right-of-use assets or lease liabilities.

Maturities of lease liabilities as of December 31, 2025 were as follows:

Operating leases
2026	1,708
2027	967
2028	206
2029	202
2030	67
Total lease payments	3,150
Less interest	(266)
Total operating lease liabilities	2,884